Pay vs Performance Disclosure - USD ($)	12 Months Ended				17 Months Ended	31 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023	Jul. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO ($)(1)	Summary Compensation Table Total for Second PEO ($)(1)	Compensation Actually Paid to First PEO ($)(2)	Compensation Actually Paid to Second PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($) (in thousands) (5)
							Total Stockholder Return ($)(4)	Peer Group Total Stockholder Return ($)(4)
2023	—	522,667	—	74,249,630	11,333,745	13,760,300	199	142	(35,610)
2022	202,028	122,651,735	(13,866,816)	153,878,150	411,737	(11,364,015)	123	104	(96,047)
2021	199,100	—	(32,587,745)	—	11,394,930	(25,236,449)	173	180	316,438
2020	199,100	—	81,738,645	—	4,047,470	49,261,185	294	181	(128,323)

Named Executive Officers, Footnote	The dollar amounts reported represent (i) the total compensation reported in our Summary Compensation Table above for our first PEO and second PEO and (ii) the average total compensation paid of our non-PEO NEOs for the covered fiscal years. For the years reported in the table, Benjamin Silbermann was our first PEO from January 2020 to July 2022, and Bill Ready was our second PEO from July 2022 to December 2023.The non-PEO NEOs represent the following individuals for each of the fiscal years shown:

Year	Non-PEO NEOs
2023	Julia Brau Donnelly, Todd Morgenfeld, Malik Ducard, Sabrina Ellis, Wanji Walcott
2022	Todd Morgenfeld, Christine Flores, Naveen Gavini, Wanji Walcott
2021	Evan Sharp, Todd Morgenfeld, Christine Flores, Naveen Gavini
2020	Evan Sharp, Todd Morgenfeld, Christine Flores, Françoise Brougher

Peer Group Issuers, Footnote
Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for First PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to First PEO ($)
2022	202,028	—	(14,068,844)	(13,866,816)
2021	199,100	—	(32,786,845)	(32,587,745)
2020	199,100	—	81,539,545	81,738,645

Year	Reported Summary Compensation Table Total for Second PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to Second PEO ($)
2023	522,667	—	73,726,963	74,249,630
2022	122,651,735	122,348,083	153,574,498	153,878,150
Equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

First PEO
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2022	—	(8,449,012)	—	(5,619,832)	—	—	(14,068,844)
2021	—	(34,475,010)	—	1,688,165	—	—	(32,786,845)
2020	—	77,191,365	—	4,348,180	—	—	81,539,545

Second PEO
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2023	—	70,090,677	—	3,636,286	—	—	73,726,963
2022	144,492,263	—	9,082,235	—	—	—	153,574,498

Average Non-PEO NEOs
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2023	9,302,870	174,804	2,789,528	617,851	—	—	12,885,053
2022	—	(3,738,316)	—	(3,757,769)	(4,279,667)	—	(11,775,752)
2021	—	(24,500,725)	—	(1,061,940)	—	—	(25,562,665)
2020	15,418,903	36,700,249	691,287	3,467,016	(7,300,668)	—	48,976,787

Non-PEO NEO Average Total Compensation Amount	$ 11,333,745	$ 411,737	$ 11,394,930	$ 4,047,470
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,760,300	(11,364,015)	(25,236,449)	49,261,185
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	11,333,745	10,458,498	12,885,053	13,760,300
2022	411,737	—	(11,775,752)	(11,364,015)
2021	11,394,930	11,068,714	(25,562,665)	(25,236,449)
2020	4,047,470	3,763,072	48,976,787	49,261,185
Equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

First PEO
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2022	—	(8,449,012)	—	(5,619,832)	—	—	(14,068,844)
2021	—	(34,475,010)	—	1,688,165	—	—	(32,786,845)
2020	—	77,191,365	—	4,348,180	—	—	81,539,545

Second PEO
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2023	—	70,090,677	—	3,636,286	—	—	73,726,963
2022	144,492,263	—	9,082,235	—	—	—	153,574,498

Average Non-PEO NEOs
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2023	9,302,870	174,804	2,789,528	617,851	—	—	12,885,053
2022	—	(3,738,316)	—	(3,757,769)	(4,279,667)	—	(11,775,752)
2021	—	(24,500,725)	—	(1,061,940)	—	—	(25,562,665)
2020	15,418,903	36,700,249	691,287	3,467,016	(7,300,668)	—	48,976,787

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs and the average of Compensation Actually Paid to our other NEOs to (i) the company’s cumulative TSR and peer group TSR and (ii) net income over the four most recently completed fiscal years.
Compensation Actually Paid Versus Company TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid Versus Company Net Income
Total Shareholder Return Amount	$ 199	123	173	294
Peer Group Total Shareholder Return Amount	142	104	180	181
Net Income (Loss)	$ (35,610,000)	(96,047,000)	316,438,000	(128,323,000)
Additional 402(v) Disclosure	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the covered fiscal year.The dollar amounts reported represent net income (loss) in our "Notes to consolidated financial statements" included in our annual report on Form 10-K for the applicable year.
Benjamin Silberman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	202,028	199,100	199,100
PEO Actually Paid Compensation Amount	0	(13,866,816)	(32,587,745)	81,738,645
PEO Name						Benjamin Silbermann
Bill Ready [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	522,667	122,651,735	0	0
PEO Actually Paid Compensation Amount	74,249,630	153,878,150	0	0
PEO Name					Bill Ready
PEO | Benjamin Silberman [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Benjamin Silberman [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(14,068,844)	(32,786,845)	81,539,545
PEO | Benjamin Silberman [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		0	0	0
PEO | Benjamin Silberman [Member] | Equity Awards Outstanding Year over Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		(8,449,012)	(34,475,010)	77,191,365
PEO | Benjamin Silberman [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		0	0	0
PEO | Benjamin Silberman [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		(5,619,832)	1,688,165	4,348,180
PEO | Benjamin Silberman [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		0	0	0
PEO | Benjamin Silberman [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		0	0	0
PEO | Bill Ready [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	122,348,083
PEO | Bill Ready [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,726,963	153,574,498
PEO | Bill Ready [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	144,492,263
PEO | Bill Ready [Member] | Equity Awards Outstanding Year over Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	70,090,677	0
PEO | Bill Ready [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	9,082,235
PEO | Bill Ready [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,636,286	0
PEO | Bill Ready [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Bill Ready [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,458,498	0	11,068,714	3,763,072
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,885,053	(11,775,752)	(25,562,665)	48,976,787
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	9,302,870	0	0	15,418,903
Non-PEO NEO | Equity Awards Outstanding Year over Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	174,804	(3,738,316)	(24,500,725)	36,700,249
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,789,528	0	0	691,287
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	617,851	(3,757,769)	(1,061,940)	3,467,016
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	(4,279,667)	0	(7,300,668)
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0	$ 0